6. Goodwill and Indefinite-Lived Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Reconciliation of Change in Carrying Value of Goodwill
Balance as of January 1, 2014	$3,665,199
Acquired from acquisitions	4,129,248
Disposed with Hive Out Agreement	(4,129,248)
Foreign currency translation	(200,042)
Balance as of December 31, 2014	$3,465,157
Foreign currency translation	(181,778)
Balance as of December 31, 2015	$3,283,379